Equity Compensation Plan - Additional Information (Detail) - USD ($)							12 Months Ended
	Aug. 23, 2018	Nov. 20, 2017	Nov. 20, 2016	Nov. 20, 2015	Nov. 20, 2014	Nov. 22, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2007
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Dividends, total							$ 0	$ 0	$ 0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value							0	220,907	210,525
Employee service share-based compensation, non-vested awards, compensation cost not yet recognized							$ 611,644
Employee service share-based compensation, non-vested awards, compensation cost not yet recognized period for recognition							7 months 20 days
Non Vested Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period	264,621				230,713	74,761	264,621
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value	$ 3.59				$ 7.58	$ 7.26	$ 3.59
Share-based compensation arrangement by share-based payment award, award vesting period	1 year				3 years
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period		57,678	57,678	115,357
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value	$ 3.59				$ 7.58	$ 7.26	$ 3.59
Share-based compensation arrangement by share-based payment award, award vesting period	1 year				3 years
Restricted Stock [Member] | General and Administrative Expense [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Allocated share-based compensation expense, total							$ 338,356	$ 129,245	$ 340,377
The Plan Member
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Common stock, reserved percentage										10.00%
The Plan Member | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period									264,621
2007 Plan [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period									555,479